Document and Entity Information	0 Months Ended
May 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 29, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	May 29, 2014
Document Effective Date	May 29, 2014
Prospectus Date	Dec. 31, 2013
ROBECO BP SMALL CAP VALUE II | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPSIX
ROBECO BP SMALL CAP VALUE II | INVESTOR
Risk/Return:
Trading Symbol	BPSCX
ROBECO WPG SMALL/MICRO CAP VALUE FUND | INSTITUTIONAL
Risk/Return:
Trading Symbol	WPGTX